UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21671

RMR PREFERRED DIVIDEND FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR Preferred Dividend Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Hugh Carter
State Street Bank and Trust Company
2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Thomas Reyes, Esq.
State Street Bank and Trust Company
2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments.

RMR Preferred Dividend Fund

Portfolio of Investments  –  September 30, 2006 (unaudited)

Company	Shares	Value

Preferred Stocks – 121.6%
Real Estate Investment Trusts – 114.6%
Apartments – 5.4%
Apartment Investment & Management Co., Series G	56,400	$1,495,728
Associated Estates Realty Corp., Series B	39,800	1,039,974
United Dominion Realty Trust, Inc., Series B	800	20,560
		2,556,262

Diversified – 12.0%
Crescent Real Estate Equities Co., Series B	163,700	4,205,453
Digital Realty Trust, Inc., Series A	40,000	1,038,000
LBA Realty LLC, Series B	25,000	466,750
		5,710,203
Health Care – 0.2%
OMEGA Healthcare Investors Inc., Series D	3,200	83,776

Hospitality – 44.7%
Ashford Hospitality Trust, Series A	58,000	1,493,500
Eagle Hospitality Properties Trust, Inc., Series A	95,000	2,437,700
Entertainment Properties Trust, Series A	145,200	3,717,120
Equity Inns, Inc., Series B	83,800	2,187,180
FelCor Lodging Trust, Inc., Series C	167,400	4,169,934
Hersha Hospitality Trust, Series A	99,500	2,583,020
Highland Hospitality Corp., Series A	120,000	2,988,000
Host Marriott Corp., Series E	15,000	397,050
LaSalle Hotel Properties, Series A	25,100	643,062
Strategic Hotels & Resorts, Inc., Series B	6,800	177,140
Strategic Hotels & Resorts, Inc., Series C	4,000	102,600
Sunstone Hotel Investors, Inc., Series A	12,500	317,500
		21,213,806
Manufactured Homes – 4.9%
Affordable Residential Communities, Series A	97,200	2,310,930

Mortgage – 26.7%
Accredited Mortgage Loan REIT Trust, Series A	1,500	37,650
American Home Mortgage Investment Corp., Series A	92,000	2,458,700
Anthracite Capital, Inc., Series C	3,000	80,100
Impac Mortgage Holdings, Inc., Series B	54,900	1,339,011
Impac Mortgage Holdings, Inc., Series C	57,400	1,337,994
MFA Mortgage Investments, Inc., Series A	40,000	985,200
New Century Financial Corp., Series A	120,000	2,940,000
New Century Financial Corp., Series B	12,000	302,400
Newcastle Investment Corp., Series B	120,000	3,134,400
Thornburg Mortgage, Inc., Series C	2,500	62,650
		12,678,105
Office – 2.9%
Alexandria Real Estate Equities, Inc., Series B	17,600	445,984
DRA CRT Acquisition Corp., Series A	40,060	951,425
		1,397,409

See notes to portfolio of investments.

	Shares or
Company	Principal Amount	Value

Preferred Stocks – continued
Real Estate Investment Trusts – continued
Retail – 17.8%
CBL & Associates Properties, Inc., Series B	14,600	$752,703
Glimcher Realty Trust, Series F	30,000	760,800
Pennsylvania Real Estate Investment Trust, Series A	59,000	3,256,800
The Mills Corp., Series B	6,000	128,400
The Mills Corp., Series C	107,500	2,268,250
The Mills Corp., Series E	13,600	282,064
The Mills Corp., Series G	52,500	1,019,025
		8,468,042
Total Real Estate Investment Trusts (Cost $56,460,865)		54,418,533
Other – 7.0%
Ford Motor Co., 6/15/43 Series	9,400	174,088
General Motors Corp., 5/15/48 Series	26,100	491,985
Great Atlantic & Pacific Tea Co., 8/01/39 Series	87,800	2,223,096
Red Lion Hotels Corp., 2/19/44 Series	15,925	416,359
Total Other (Cost $3,333,721)		3,305,528
Total Preferred Stocks (Cost $59,794,586)		57,724,061
Common Stocks – 6.3%
Real Estate Investment Trusts – 5.0%
Mortgage – 1.3%
Crystal River Capital, Inc. (a)	13,000	297,440
NovaStar Financial, Inc.	10,000	291,900
Thornburg Mortgage, Inc.	2,000	50,940
		640,280
Retail – 0.2%
Realty Income Corp.	4,000	98,840

Specialty – 3.5%
Alesco Financial Trust (b)	150,000	1,650,000
Total Real Estate Investment Trusts (Cost $2,285,428)		2,389,120

Other – 1.3%
Iowa Telecommunication Services, Inc.	29,500	583,805
Seaspan Corp.	1,650	37,092
Total Other (Cost $582,757)		620,897
Total Common Stocks (Cost $2,868,185)		3,010,017
Debt Securities – 13.4%
Ford Motor Co., 7.75%, 06/15/2043	$2,210,000	1,649,212
Ford Motor Co., 8.90%, 01/15/2032	557,000	499,908
General Motors Corp., 8.375%, 07/15/2033	2,000,000	1,730,000
Six Flags, Inc., 9.75%, 04/15/2013	2,740,000	2,466,000
Total Debt Securities (Cost $6,503,049)		6,345,120
Short-Term Investments – 4.4%
Other Investment Companies – 4.4%
SSgA Money Market Fund, 4.95% (c) (Cost $2,069,286)	2,069,286	2,069,286
Total Investments – 145.7% (Cost $71,235,106) (d)		69,148,484
Other assets less liabilities – 1.7%		827,818
Preferred Shares, at liquidation preference – (47.4)%		(22,500,000)
Net Assets – 100%		$47,476,302

See notes to portfolio of investments.

Notes to Portfolio of Investments
(a)	Non-income producing security as first dividend paid subsequent to September 30, 2006.
(b)

144A securities. Securities restricted for resale to Qualified Institutional Buyers. On October 6, 2006, Alesco Financial Trust merged with Sunset Financial Resources to form Alesco Financial, Inc and the security ceased to be a restricted 144A security.

(c)	Rate reflects 7 day yield as of September 30, 2006.
(d)

Although subject to adjustments to the extent 2006 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2006, are as follows:

Cost	$71,235,106

Gross unrealized appreciation	$505,688
Gross unrealized depreciation	(2,592,310)
Net unrealized depreciation	$(2,086,622)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2005, and six months ended June 30, 2006, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR PREFERRED DIVIDEND FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 16, 2006

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 16, 2006